REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 3,168,597,334	$ 459,403,430	¥ 3,704,537,419	¥ 2,444,328,764
PRC
REVENUE INFORMATION
Revenues	2,583,843,616		3,158,966,932	2,039,210,587
Europe
REVENUE INFORMATION
Revenues	343,157,877		430,201,301	305,244,466
Others
REVENUE INFORMATION
Revenues	¥ 241,595,841		¥ 115,369,186	¥ 99,873,711